Derivative Financial Instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,540,730	¥ 1,406,369
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	1,076,224	1,382,985
Mizuho Financial Group, Inc.
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 1,541,000	¥ 1,406,000